Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 87.7%
Debt Funds - 14.3%
iShares 20+ Year Treasury Bond ETF	65,720	$10,841,829
iShares Floating Rate Bond ETF	66,174	3,225,321
iShares MBS ETF	27,753	3,065,041
iShares Short-Term Corporate Bond ETF	124,323	6,509,552
iShares U.S. Treasury Bond ETF	1,083,495	30,348,695
Total Debt Funds		53,990,438
Equity Funds - 73.4%
iShares Core MSCI EAFE ETF	482,523	24,073,073
iShares Core S&P 500 ETF	422,195	109,095,188
iShares Core S&P Mid-Cap ETF	156,477	22,510,781
iShares Core S&P Small-Cap ETF	198,457	11,135,422
iShares Edge MSCI Min Vol EAFE ETF	134,295	8,333,005
iShares Edge MSCI Min Vol Emerging Markets ETF	168,843	7,922,113
iShares Edge MSCI Min Vol USA ETF	619,172	33,441,480
iShares Edge MSCI USA Quality Factor ETF	332,355	26,934,049
iShares Russell 1000 ETF	237,275	33,581,531
Total Equity Funds		277,026,642
Total Exchange Traded Funds (Cost - $311,278,039)		331,017,080
Short-Term Investments - 6.1%
Money Market Funds - 6.1%
Dreyfus Government Cash Management, 0.29%(a)	22,084,424	22,084,424
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a)	1,105,328	1,105,328

Total Short-Term Investments (Cost - $23,189,752)		23,189,752
Total Investments - 93.8% (Cost - $334,467,791)		$354,206,832
Other Assets Less Liabilities - Net 6.2%		23,390,691
Total Net Assets - 100.0%		$377,597,523

(a)   The rate shown is the annualized seven-day yield at period end.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts
	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	164	6/19/2020	$9,410,320	$(537,360)
MSCI EAFE Future	Goldman Sachs & Co.	290	6/19/2020	22,609,850	(1,696,255)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	106	6/19/2020	4,467,370	(132,330)
S&P 500 E-Mini Future	Goldman Sachs & Co.	1106	6/19/2020	142,104,410	5,089,937
S&P MID 400 Future	Goldman Sachs & Co.	136	6/19/2020	19,554,080	(416,450)
Total Net Unrealized Appreciation on Futures contracts					$2,307,542